Right of Use Assets	12 Months Ended
Dec. 31, 2021
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
7.	RIGHT OF USE ASSETS

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2024. As of December 31, 2021, the Group’s operating leases had a weighted average discount rate of 11.2%. Future lease payments under operating leases as of December 31, 2021 were as follows:

As of December 31,
2021
$
2022	967
2023 and thereafter	802
Total lease payments	1,769
Less: imputed interest	204
Present value of lease liabilities	1,565

Operating lease cost for the year ended December 31, 2021 was $537, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2021 was $379. Operating lease cost for the year ended December 31, 2020 was $899, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2020 was $223. Operating lease cost for the year ended December 31, 2019 was $1,647, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 was $45.

Cash paid for amounts included in the measurement of operating lease liabilities was $1,528, $1,008 and$1,088 for the year ended December 31, 2019, 2020 and 2021, respectively. Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets was nil, $797 and $1,780, for the year ended December 31, 2019, 2020 and 2021, respectively.